Document and Entity Information	Nov. 12, 2024
Document Type	8-K
Document Period End Date	Nov. 12, 2024
Entity File Number	001-40206
Entity Registrant Name	XBP Europe Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2002883
Entity Address, Address Line One	2701 East Grauwyler Road
Entity Address, City or Town	Irving
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	75061
City Area Code	844
Local Phone Number	935-2832
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001839530
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, Par Value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	XBP
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	XBPEW
Security Exchange Name	NASDAQ